Note 3 - Fair Value Measurements (Details) - Summary of the Valuation Techniques for Fair Value of Preferred Stock Warrant Liabilities - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	$ 624	$ 686
Preferred Stock Warrant Liabilities [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	$ 624
Minimum [Member] | Warrant [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
$ 0.04
$ (0.04)
70.60%
(70.60%)
Maximum [Member] | Warrant [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
$ 0.44
$ (0.44)
84.20%
(84.20%)
Weighted Average [Member] | Warrant [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
$ 0.06
$ (0.06)
76.00%
(76.00%)